Cost of goods sold and services provided	12 Months Ended
Jun. 30, 2019
Cost Of Goods Sold And Services Provided [Abstract]
Cost of goods sold and services provided

32.	Cost of goods sold and services provided

Description	Cost of sales and services from agricultural business (i)	Cost of sales and services from sales and services from urban properties and investment business (ii)	Total as of 06.30.19	Total as of 06.30.18	Total as of 06.30.17
Inventories at the beginning of the year	4,293	16,421	20,714	24,063	23,253
IFRS 15 adjustment	-	(5,825)	(5,825)	-	-
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	892	-	892	482	(439)
Changes in the net realizable value of agricultural products after harvest	(30)	-	(30)	30	(407)
Deconsolidation	-	-	-	(9,764)	-
Financial costs capitalized	-	12	12	17	-
Currency translation adjustment	(373)	(968)	(1,341)	8,600	4,946
Acquisition for business combination	-	-	-	593	-
Transfers	-	104	104	(490)	38
Harvest	5,604	-	5,604	4,336	4,048
Acquisitions and classifications	7,475	39,271	46,746	34,484	10,705
Consume	(3,403)	-	(3,403)	240	(1,930)
Disposals due to sales	-	-	-	(16)	-
Expenses incurred	1,828	-	1,828	1,845	26,444
Inventories at the end of the year	(5,132)	(6,996)	(12,128)	(20,727)	(24,063)
Costs as of 06.30.19	11,154	42,019	53,173	-	-
Costs as of 06.30.18	9,032	34,661	-	43,693	-
Costs as of 06.30.17	7,223	35,372	-	-	42,595

(i)	Includes biological assets (see Note 13.)
(ii)	Includes trade properties (see Note 11).